Loans, Borrowings, Leases obligations and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Loans Borrowings And Lease Liabilities [Abstract]
Schedule of loans, borrowings & lease liabilities
Thousands of $ For the years ended December 31	2022	2021
Non-current loans and borrowings
Loans	34,914	7,651
Lease liabilities (*)	3,091	2,624
Total non-current loans and borrowings	38,005	10,275

Thousands of $ For the years ended December 31	2022	2021
Current loans and borrowings
Loans	616	4,441
Lease liabilities	1,172	840
Total current loans and borrowings	1,788	5,281

(*) the evolution in the right of use assets is further disclosed in note 12.

Schedule of maturity of loans and borrowings
Thousands of $ For the years ended December 31	2022	2021
Loans
Within one year	630	4,780
Years two to five	38,439	9,283

Leases
Within one year	1,551	1,127
Years two to five	2,330	3,094

Schedule of financial instrument related to the initial drawdown fee
Thousands of $ For the years ended December 31	2022	2021
Other financial liabilities
Other non-current financial liabilities	53,537	1,466
Other current financial liabilities	2,327	961
Total other financial liabilities	55,864	2,427

Schedule of cash and non-cash movements of loans and borrowings
Thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2022	2021	2022	2021
Beginning balance	12,092	13,097	2,427	1,599
Cash movements
Loans and borrowings repaid[1] (Kreos / PPP)	(10,805)
Loans and borrowings received (Innovatus)	34,291
Non-cash movements
GPS Contingent Consideration			50,483
Reclassification[2]		(773)		773
Recognition of Innovatus embedded derivative convertible call option	(1,026)		1,026
Kreos effective interest rate adjustment and extinguishment costs	1,328	536		194
Innovatus - effective interest rate adjustment	660
Foreign exchange rate impact / other	(1,010)	(768)	(35)	(59)
Fair value changes through profit and loss			1,963	(80)
Ending balance	35,530	12,092	55,864	2,427

1)	The amount includes interest paid on loans and borrowings

2)	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately

Schedule of fair value adjustments recognized
Thousands of $ For the years ended December 31	2022
Decrease of contingent consideration Noviogendix	(632)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	116
Increase of GPS contingent consideration	2,398
Decrease of Innovatus embedded derivative convertible call option	(116)
Total fair value adjustment	1,766

Schedule of lease liabilities
Thousands of $	Lease liabilities
For the years ended December 31	2022	2021
Opening balance	3,464	2,774
Cash movements
Repayment of lease liabilities	(1,358)	(1,057)
Non-cash movements
Interest accretion	314	229
New leases	1,843	1,518
Closing balance	4,263	3,464